Related Party Balances and Transactions - Schedule of Key Management Personnel Compensation (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Key Management Personnel Compensation [Abstract]
Salaries	RM 970,753	$ 221,663	RM 1,086,602
Contribution to social security contribution plan	14,979	3,420	14,979
Total	RM 985,732	$ 225,083	RM 1,101,581